Income taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	The components of loss before income taxes consist of the following:
	2016	2015

Canadian	$(13,602)	$(11,574)
Foreign	(5,865)	(12,899)

Loss before income taxes	$(19,467)	$(24,473)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The reconciliation of income tax computed at statutory tax rates to income tax expense (recovery), using a 26.0% (2015 – 26.0%) statutory tax rate, is:

	December 31,	December 31,
	2016	2015

Loss before income taxes	$(19,467)	$(24,473)
Statutory tax rate	26.0%	26.0%

Income tax recovery at Canadian statutory income tax rates	$(5,061)	$(6,363)
Change in valuation allowance	4,197	4,290
Permanent differences	343	447
Tax rate differences	450	291
Foreign exchange and other differences	223	1,324
Income tax expense (recovery)	$152	$(11)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of the Company’s deferred tax assets are shown below:

	December 31,	December 31,
	2016	2015

Deferred tax assets:
Tax loss carryforwards	$80,963	$76,694
Research and development deductions and investment tax credits	27,709	29,116
Tax values of depreciable assets in excess of accounting values	3,230	2,773
Share issue costs and other	1,413	544

Total deferred tax assets	113,315	109,127
Valuation allowance	(112,855)	(108,658)

Net deferred tax assets	$460	$469

Investment Tax Credits and Non-Capital Losses [Table Text Block]
The Company’s Canadian federal and provincial investment tax credits and non-capital losses for income tax purposes expire as follows:

	Investment	Non-capital
	tax credits	losses

2017	$975	$-
2018	145	-
2019	501	3,384
2020	481	34,506
2021	528	6,478
Thereafter until 2035	13,882	283,087

	$16,512	$327,455